Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Lease Payments Receivable Under Long-Term Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases as of December 31, 2013:

Year ending December 31:
2014	$282,149
2015	237,535
2016	179,519
2017	112,994
2018 and thereafter	95,120

Total future minimum lease payments receivable	$907,317

Net Gains on Sales of Containers

During the years ended December 31, 2013, 2012 and 2011, the Company recorded the following net gains on sales of containers, included in gains on sale of containers, net in the consolidated statements of comprehensive income:

	2013		2012		2011
	Units	Amount	Units	Amount	Units	Amount
Gains on sale of previously written down containers, net	9,431	$2,954	1,441	$971	1,540	$2,464
Gains on sale of containers not written down, net	64,553	24,386	45,621	33,866	34,101	29,167

Gains on sales of containers, net	73,984	$27,340	47,062	$34,837	35,641	$31,631

Customers in Countries Outside of U.S. Made up Greater Than 10% of Total Fleet Container Lease Billings

Except for the countries outside of the U.S. noted in the table below, customers in no other single country made up greater than 10% of the Company’s total fleet container lease billings during 2013, 2012 and 2011.

Country	2013	2012	2011
People’s Republic of China	22.8%	24.1%	22.0%
France	12.1%	12.2%	12.6%
Switzerland	10.2%	n/a	n/a
Korea	10.0%	n/a	n/a

Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS

A reconciliation of the numerator and denominator of basic earnings per share (“EPS”) with that of diluted EPS during 2013, 2012 and 2011 is presented as follows:

Share amounts in thousands	2013	2012	2011
Numerator:
Net income attributable to Textainer Group Holdings Limited common shareholders	$182,809	$206,950	$189,606
Denominator:
Weighted average common shares outstanding—basic	56,317	51,277	48,859
Dilutive share options and restricted share units	545	954	980

Weighted average common shares outstanding—diluted	$56,862	$52,231	$49,839

Net income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$3.25	$4.04	$3.88
Diluted	$3.21	$3.96	$3.80

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
December 31, 2013
Assets
Interest rate swaps and caps	$—	$1,831	$—

Total	$—	$1,831	$—

Liabilities
Interest rate swaps and caps	$—	$3,994	$—

Total	$—	$3,994	$—

December 31, 2012
Assets
Interest rate swaps and caps	$—	$—	$—

Total	$—	$—	$—

Liabilities
Interest rate swaps and caps	$—	$10,819	$—

Total	$—	$10,819	$—

Summary of Assets Measured at Fair Value on Non-Recurring Basis

The following table summarizes the Company’s assets measured at fair value on a non-recurring basis as of December 31, 2013 and 2012:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Years Ended December 31, 2013 and 2012
	(Level 1)	(Level 2)	(Level 3)	Total Impairments (2)
December 31, 2013
Assets
Containers held for sale (1)	$—	$7,418	$—	$4,214

Total	$—	$7,418	$—	$4,214

December 31, 2012
Assets
Containers held for sale (1)	$—	$890	$—	$759

Total	$—	$890	$—	$759

(1)	Represents the carrying value of containers included in containers held for sale in the consolidated balance sheets that have been impaired to write down the value of the containers to their estimated fair value less cost to sell.
(2)	Included in depreciation expense and container impairment in the accompanying consolidated statements of income.